SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
Summary of information by segment for continuing operations

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Reportable segment revenues:
Data center	33,482	28,389	23,898
Cryptocurrency mining	21,562	17,091	6,670
Inter-segment[1]	(11,943)	(12,558)	(7,568)
Total segment and consolidated revenues	43,101	32,922	23,000
Reportable segment cost of revenue-exclusive depreciation and amortization:
Data center	(21,834)	(16,877)	(23,697)
Cryptocurrency mining	(19,216)	(14,263)	(7,587)
Inter-segment[1]	11,943	12,558	7,568
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(29,107)	(18,582)	(23,716)
Reportable segment cost of revenue-depreciation and amortization:
Data center	(2,480)	(2,642)	(2,643)
Cryptocurrency mining	(8,468)	(8,713)	(7,430)
Total segment and consolidated cost of revenue-depreciation and amortization	(10,948)	(11,355)	(10,073)
Total segment and consolidated cost	(40,055)	(29,937)	(33,789)
Reportable segment gross (loss) profit[2]:
Data center	(2,775)	(3,688)	(10,010)
Cryptocurrency mining	5,821	6,673	(779)
Total segment gross profit (loss)	3,046	2,985	(10,789)
General and administrative expenses - payroll:
Data center	(2,033)	(1,951)	(2,195)
Cryptocurrency mining	(13)	(52)	(193)
Others	(3,921)	(3,672)	(3,005)
Total general and administrative expenses - payroll	(5,967)	(5,675)	(5,393)
Reconciling items:
Sales and marketing expenses	(153)	(54)	(47)
General and administrative expenses - others	(12,498)	(8,034)	(12,858)
Service development expenses	(874)	(69)	—
Operating expenses	(19,492)	(13,832)	(18,298)
Other operating income	180	214	9,715
Other operating expenses	(13,642)	(613)	(3,035)
Net gain on disposal of cryptocurrency assets	7,074	—	—
Impairment of cryptocurrency assets	(2,359)	—	—
Changes in fair value of cryptocurrency assets	—	3,203	(4,356)
Impairment of property and equipment:
Data center	—	—	—
Cryptocurrency mining	—	—	(8,764)
Impairment of property and equipment, total	—	—	(8,764)
Impairment of intangible assets:
Data center	—	—	(1,405)
Cryptocurrency mining	—	—	—
Impairment of intangible assets, total	—	—	(1,405)
Gain on remeasurement of unfavorable contract:
Data center	—	—	2,225
Cryptocurrency mining	—	—	—
Gain on remeasurement of unfavorable contract, total	—	—	2,225
Changes in fair value of payables settled by cryptocurrency assets	—	37	7
Operating loss from continuing operations	(25,193)	(8,006)	(34,700)
Other income, net	691	627	54
Interest income	242	56	146
Loss from equity method investments	(295)	(20)	(1)
Impairment of long-term investments	(1,408)	(132)	—
Gain from disposal of long-term investments	614	—	—
Gain from short-term investments	—	156	—
Change in fair value of derivative instruments	(35)	311	21
Net loss from continuing operations	(25,384)	(7,008)	(34,480)

1	The inter-segment eliminations mainly consist of data center revenue of US$11,943, US$12,558 and US$7,568 generated from data center services provided by data center segment to cryptocurrency mining segment for the years ended December 31, 2023, 2024 and 2025, respectively, and corresponding data center services cost of US$11,943, US$12,558 and US$7,568 incurred by cryptocurrency mining segment for the years ended December 31, 2023 2024 and 2025, respectively, which have been eliminated upon consolidation.
[2]	The segment gross (loss) profit are presented after inter-segment eliminations.

Schedule of revenue from continuing operations by the geographical locations

	For the years ended December 31,
Revenues	2023	2024	2025
	US$	US$	US$
Hong Kong	21,562	17,091	6,670
USA	33,482	28,389	23,898
Inter-segment	(11,943)	(12,558)	(7,568)
	43,101	32,922	23,000

Schedule of long-lived assets by geographical locations

Long-lived assets	As of December 31, 2024	As of December 31, 2025
	US$	US$
USA	18,158	6,968
Hong Kong	140	44
Mainland China	650	1,037
Ethiopia	3,575	6,112
	22,523	14,161